COMMON STOCK	12 Months Ended
Dec. 25, 2021
COMMON STOCK

H.COMMON STOCK

We maintain and administer our shareholder approved Employee Stock Purchase Plan ("Stock Purchase Plan"). The Stock Purchase Plan allows eligible employees to purchase shares of our stock at a share price equal to 85% of fair market value on the purchase date. We have expensed the fair value of the compensation associated with these awards, which approximates the discount. The amount of expense is nominal.

We maintain and administer our shareholder approved Directors’ Retainer Stock Plan ("Stock Retainer Plan").  The Stock Retainer Plan allows eligible members of the Board of Directors to defer the cash portion of their retainer and committee fees and receive shares of our stock at the time of or following their retirement, disability or death. The number of shares to be received is equal to the amount of the cash portion of their retainer and committee fees deferred multiplied by 110%, divided by the fair market value of a share of our stock at the time of deferral. The number of units is increased by the amount of dividends paid on our common stock. The units are immediately vested as of the grant date, since they are considered payment for services rendered quarterly. We recognized expense for this plan of $1.7 million in 2021, and $1.8 million in both 2020 and 2019. Effective January 1, 2017, this plan was amended to allow directors to defer payment of the annual retainer paid in the form of our common stock. The number of shares to be received for their portion of the retainer that is deferred is equal to the amount of shares plus the number of shares attributable to cash dividends payable on those deferred shares.

Finally, we maintain and administer our shareholder approved Long Term Stock Incentive Plan (the "LTSIP”). The LTSIP provides for the grant of stock options, stock appreciation rights, restricted stock, performance shares and other stock-based awards.

Executive Stock Match awards are granted in the year following the requisite service period, which begins at the beginning of each fiscal year, and fully vest on the fifth anniversary of the grant date.

There is no unrecognized compensation expense remaining for stock options in 2021, 2020, and 2019.

Below is a summary of common stock issuances for 2021 and 2020:

	December 25, 2021
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	33	$75.18

Shares issued under the employee stock gift program	2	78.37
Shares issued under the director retainer stock program	5	72.66
Shares issued under the bonus plan	487	59.56
Shares issued under the executive stock match plan	77	60.24
Forfeitures	(24)
Total shares issued under stock grant programs	547	$59.84

Shares issued under the deferred compensation plans	117	$64.14

	December 26, 2020
Share Issuance Activity	Common Stock	Average Share Price
Shares issued under the employee stock purchase plan	35	$46.71

Shares issued under the employee stock gift program	3	48.10
Shares issued under the director retainer stock program	46	25.31
Shares issued under the bonus plan	271	47.52
Shares issued under the executive stock grants plan	79	47.60
Forfeitures	(9)
Total shares issued under stock grant programs	390	$44.96

Shares issued under the deferred compensation plans	128	$53.79

A summary of the nonvested restricted stock awards granted under the LTSIP is as follows:

				Weighted-
			Unrecognized	Average
		Weighted-	Compensation	Period to
	Restricted	Average Grant	Expense	Recognize
	Awards	Date Fair Value	(in millions)	Expense
Nonvested at December 29, 2018	1,160,079	$23.32	$7.6	1.12 years
Granted	318,496	32.60
Vested	(224,894)	23.42
Forfeited	(50,786)	24.18
Nonvested at December 28, 2019	1,202,895	$29.68	$7.9	0.86 years
Granted	348,016	47.60
Vested	(177,790)	22.69
Forfeited	(9,327)	33.46
Nonvested at December 26, 2020	1,363,794	$35.14	$6.3	0.62 years
Granted	560,516	60.24
Vested	(274,271)	26.50
Forfeited	(23,007)	39.68
Nonvested at December 25, 2021	1,627,032	$45.23	$6.6	0.43 years

Under the Stock Purchase Plan and LTSIP, we recognized share-based compensation expense of $11.2 million, $4.0 million, and $4.0 million and the related total income tax benefits of $2.7 million, $1.0 million, and $0.8 million in 2021, 2020 and 2019, respectively.

For the year-ended December 25, 2021, we determined that $60 million of share-based bonus awards, representing 751,978 shares, will be awarded to qualified employees as it relates to the company’s 2021 performance and granted in 2022. Awards granted generally vest after a period of three, five or eight years from the grant date. In addition to the share-based bonus awards, certain employees are eligible to receive performance units equivalent to $2.3 million, or 28,866 shares of stock, if certain performance metrics are achieved after three years. As of December 25, 2021 and December 26, 2020, we recognized approximately $11.5 million and $4 million, respectively, of compensation expense related to share-based bonus awards.

In 2021, 2020 and 2019, cash received from share issuances under our plans was $2.1 million, $1.4 million and $1.1 million, respectively.

Effective February 15, 2022, our Board authorized an additional 1.5 million shares to be repurchased under our existing share repurchase program. We repurchased no shares in 2021 and 756,397 shares in 2020 under this program. Following the most recent authorization, the cumulative total authorized shares available for repurchase is approximately 2.6 million shares through the period ending February 3, 2023.